Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ (548)	$ (10,429)		$ (30,921)		$ (2,236)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation, amortization and accretion expense	26,219	935		16,025		137
Amortization of debt issuance costs	1,404	14		1,309
Amortization of intangibles and below-market contracts	(2,206)			(1,479)
Bad debt expense	76	9		353		76
Return on investment in equity method investments	8,910			8,273
Equity in earnings of equity method investments	(4,122)			(5,653)
Total (gains) losses on derivatives, net	(18,180)			3,727
Net cash received (paid) in settlement of derivatives	(200)			80
Forgiveness of Paycheck Protection Loan		(201)		(201)		(491)
Share-based compensation expense	8,923	179		5,071
Changes in operating assets and liabilities:
Accounts receivable	7,129	441		(6,940)		(1,385)
Inventory	(1,886)			(149)
Prepaid expenses and other current assets	2,737	(618)		(7,660)		(3,252)
Accounts payable – trade	17,974	1,961		(211)		(246)
Accrued and other liabilities	11,458	180		276		1,563
Other non-current assets	(969)			(4,231)
Other long-term liabilities	(27)	19		(5,781)
Net cash provided by (used in) operating activities	56,692	(7,510)		(28,112)		(5,834)
Cash flows from investing activities
Purchases of biogas rights				(7,802)		(7,901)
Acquisition of Aria, net of cash acquired	1,876			(463,334)
Acquisition of assets and businesses	(7,013)	(31,527)		(61,830)		(14,249)
Additions to property, plant and equipment and progress payments	(127,889)	(56,609)		(139,467)		(20,169)
Contributions to equity method investments	(8,027)			(22,175)
Return of investment in equity method investments	7,422			57
Net cash used in investing activities	(133,631)	(88,136)		(694,551)		(42,319)
Borrowings on line of credit agreement		8,578		12,478
Repayments on line of credit agreement		(1,522)		(12,478)
Proceeds from long-term debt, net of issuance costs	225,339	123,641		367,930		16,075
Repayments of long-term debt	(2,875)	(314)		(48,415)
Proceeds from PPP Loan						691
Proceeds from reverse recapitalization and PIPE Financing				496,425
Payment of acquisition contingent consideration	(1,650)
Capital contributions		70		70		32,460
Proceeds from Warrant exercises for Class A Common Stock				107,663
Repurchase of Class A Common Stock				(107,690)
Taxes paid on net share settled stock-based compensation awards	(1,762)			(950)
Acquisition of nonredeemable noncontrolling interest				(800)
Net cash provided by (used in) financing activities	219,052	130,453		814,233		49,226
Net increase (decrease) in cash, cash equivalents and restricted cash	142,113	34,807		91,570		1,073
Cash, cash equivalents and restricted cash – beginning of period	93,066	1,496	$ 1,496	1,496		423
Cash, cash equivalents and restricted cash – end of period	235,179	36,303		93,066		1,496
Supplemental cash flow information
Cash paid for interest	8,834	2,333		3,903	[1]	44	[1]
Accruals of property, plant and equipment and biogas rights incurred but not paid	$ 36,499	10,965		20,296		17,542
Aria Energy LLC [Member]
Cash flows from operating activities
Net income (loss)		85,049	84,520			(29,923)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation, amortization and accretion expense		11,314	15,948			30,564
Impairment of assets						25,293
Gain on disposal of assets		(1,572)	(1,573)
Amortization of debt issuance costs		492	699			1,382
Amortization of intangibles and below-market contracts		685	859			1,238
Return on investment in equity method investments		12,166	19,518			13,016
Equity in earnings of equity method investments		(13,325)	(19,777)			(8,823)
Change in fair value of derivatives		(1,015)	(1,268)			(1,246)
Gain on extinguishment of debt		(61,411)	(61,411)
Net periodic postretirement benefit cost		61	106			106
Changes in operating assets and liabilities:
Accounts receivable		(6,143)	(4,728)			(5,835)
Inventory		(720)	(1,318)			(140)
Prepaid expenses and other current assets		115	(143)			(966)
Accounts payable – trade		269	478			(131)
Accrued and other liabilities		6,021	19,231			6,126
Other non-current assets		106	(196)			368
Net cash provided by (used in) operating activities		32,092	50,945			31,029
Cash flows from financing activities
Payments on note payable and revolving credit agreement		(2,689)				(16,408)
Cash flows from investing activities
Additions to property, plant and equipment and progress payments		(1,331)	(2,318)			(2,324)
Contributions to equity method investments		(6,630)	(8,430)			(13,020)
Proceeds from revolving credit agreement						8,000
Distributions to noncontrolling interest						(101)
Net cash used in investing activities		(7,961)	(10,748)			(15,344)
Proceeds from long-term debt, net of issuance costs			(49,551)
Net cash provided by (used in) financing activities		(2,689)	(49,551)			(8,509)
Net increase (decrease) in cash, cash equivalents and restricted cash		21,442	(9,354)			7,176
Cash, cash equivalents and restricted cash – beginning of period		14,257	14,257	$ 14,257		7,081
Cash, cash equivalents and restricted cash – end of period		35,699	4,903			14,257
Supplemental cash flow information
Cash paid for interest		4,403	5,940			11,617
Accruals of property, plant and equipment and biogas rights incurred but not paid		$ 52	$ 25			$ 151

[1]	Net of capitalized interest of $7.9 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively.